Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation-The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill

Goodwill-The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification (“ASC”) No. 350, “Intangibles – Goodwill and Other”, which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions. The entire goodwill of $393 was fully impaired since March 31, 2014.

Cash and cash equivalents

Cash and cash equivalents-Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities

Marketable securities-All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method. Interest and dividend income earned are included in non-operating income.

Inventories

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment-Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Leases

Leases-The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. It uses the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

When the Company is the lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. If later, the billing amount exceeds the straight-line rental revenue, the variance will be credited to accrued straight-line rents receivable. Contingent rental revenue is accrued when the contingency is removed.

Impairment of long-lived assets

Impairment of long-lived assets-Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Revenue recognition

Revenue recognition –

Revenue from contracts with customers is recognized using the following five steps pursuant ASC Topic 606, Revenue from Contracts with Customers: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Products sales

The Company recognizes revenue upon transfer of control of its products to the customer, which typically occurs upon delivery. The Company’s main performance obligation to its customers is the delivery of products in accordance with purchase orders. Each purchase order defines the transaction price for the products purchased under the arrangement. Acceptance of delivery of the products is evidenced by goods receipt notes signed by the customer. The Company has no remaining obligations after the customer’s acceptance of the products.

Under the terms of the contracts or purchase orders between the Company and the customer, the control of the products is transferred to the customer upon the signing of the goods receipt notes and the customer has no rights to return the products (other than for defective products). Some customers examine and pick up the products at our plant while some local customers instruct us to deliver the products to their plants nearby. Some overseas customers instruct us to deliver the products to the named port of shipment. Delivery of the products occurs at that point of time when the control of the products is transferred to the customer.

The selling price, which is specified in the purchase orders, is fixed. Under the terms of the purchase orders, upon the sale of the products to the customer and the signing of the good receipts notes, the Company has the legally enforceable right to receive full payment of the sales price. The customer’s obligation to pay the Company is not dependent on the customer selling the products or collecting cash from their customers (or end customers). The customer is required to pay under normal sales terms. The Company’s normal payment terms range from 30 days to 90 days and its sales arrangements do not have any material financing components. In addition, the Company’s customer arrangements do not produce contract assets or liabilities that are material to its consolidated financial statements. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Product returns to the Company were insignificant during past years.

Incremental costs to fulfill the Company’s customer arrangements are expensed as incurred, as the amortization period is less than one year.

The Company’s sales are net of value added tax (“VAT”) and business tax and surcharges collected on behalf of tax authorities in respect of product sales. VAT and business tax and surcharges collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Outbound freight and Handling costs:

The company accounts for product outbound freight and handling costs as fulfillment activities and present the associated costs in selling expenses in the period in which it sells the product.

Disaggregation of Revenues:

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2019
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,504	$11,358	$12,862
PRC	25,637	5,135	30,772
United Kingdom	255	3,331	3,586
Hong Kong	1,195	3,531	4,726
Europe	188	7,998	8,186
Others	-	6,449	6,449
Total net sales	$28,779	$37,802	$66,581

	Year ended March 31, 2020
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,265	$9,963	$11,228
PRC	22,567	4,530	27,097
United Kingdom	159	4,693	4,852
Hong Kong	1,202	4,986	6,188
Europe	153	9,674	9,827
Others	7	6,169	6,176
Total net sales	$25,353	$40,015	$65,368

Allowance for doubtful account

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company’s customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful account	2018	2019	2020

Balance at beginning of the year	$1,252	$270	$658
Provision for the year	34	419	297
Bad debt recovery	(708)	(16)	-
Written off	(308)	(15)	(1)
	$270	$658	$954

The provision and the bad debt recovery for the years were charged to other income (expenses), net in consolidated statements of comprehensive income (loss).

Shipping and handling cost

Shipping and handling cost- Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2018, 2019 and 2020, shipping and handling costs expensed to selling expenses were $557, $529 and $481, respectively.

Income taxes

Income taxes-Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation

Foreign currency translation-The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company’s subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company’s subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of comprehensive income (loss).

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7904, 7.7904 and 7.7904 as of March 31, 2018, 2019 and 2020, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.3916, 6.7472 and 7.0246 as of March 31, 2018, 2019 and 2020, respectively. Aggregate net foreign currency transaction (loss) gain included in other income (expenses) were, $(56), $(82) and $505 for the years ended March 31, 2018, 2019 and 2020, respectively.

Post-retirement and post-employment benefits	Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.
Stock-based compensation

Stock-based compensation - The Company adopts ASC No. 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

There were no stock options granted during the year ended March 31, 2018, 2019 and 2020.

Net income (loss) per share

Net income (loss) per share - Basic net income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net income (loss) per share and diluted net income (loss) per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2018	2019	2020
Net income (loss) attribute to Deswell Industries, Inc.	$6,190	$4,273	$(1,320)
Basic weighted average common shares outstanding	15,885	15,885	15,914
Basic net income (loss) per share	$0.39	$0.27	$(0.08)

	Year ended March 31,
	2018	2019	2020

Basic weighted average common shares outstanding	15,885	15,885	15,914
Effect of dilutive securities – Options	100	174	-
Diluted weighted average common and potential common shares outstanding	15,985	16,059	15,914

Diluted net income (loss) per share	$0.39	$0.27	$(0.08)

During the year ended March 31, 2020, 107,000 outstanding stock options were not included in the computation of diluted net loss per share, because to do so would have had an antidilutive effect due to our net loss for the year ended March 31, 2020.

Use of estimates

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant accounting estimates and assumptions include, but are not limited to, those used for assessment for impairment of long-lived assets, allowance for doubtful accounts, inventory valuation for excess and obsolete inventories, impairment assessment of goodwill, and depreciation lives of property and equipment. Management evaluates these estimates and assumptions on a regular basis. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments -The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.  The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements

Fair value measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements

Non-recurring fair value measurements - Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. Effective April 1, 2019, the Company adopted the ASU 2016-02, Leases, which requires the recognition of lease assets and these liabilities by leases for those leases classified as an operating lease under previous guidance. The original guidance required application on a modified retrospective basis with the earliest period presented. In August, 2018, the FASB issues ASU 2018-11, Targeted Improvements to ASC 842, which included an option to not restate comparative periods in transition and elect to use the effective date of ASC 842, Leases, as the date of initial application of transition which we elected. The adoption of ASC 842 did not have a material impact on the Company’s consolidated financial statements, as the Company’s operating lease contracts mainly had a term of one year or less as of April 1, 2019. Refer to Note 9 — Leases for additional information regarding the adoption of ASC 842 from a lessor as well as from a lessee perspective.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718)—Improvements to Nonemployee Share-Based Payment Accounting, which simplifies several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation—Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. Some of the areas for simplification apply only to nonpublic entities. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under the new revenue recognition standard set forth in ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Effective April 1, 2019, the Company adopted ASU 2018-07, which did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), which eliminates, adds and modifies certain disclosure requirements for fair value measurements. The modified standard eliminates the requirement to disclose changes in unrealized gains and losses included in earnings for recurring Level 3 fair value measurements and requires changes in unrealized gains and losses be included in other comprehensive income for recurring Level 3 fair value measurements of instruments. The standard also requires the disclosure of the range and weighted average used to develop significant unobservable inputs and how weighted average is calculate for recurring and nonrecurring Level 3 fair value measurements. The amendment is effective for fiscal years beginning after December 15, 2019 and interim periods within that fiscal year, with early adoption permitted. The Company does not expect the adoption of ASU 2018-13 to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaced the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires use of a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. Adoption of the standard requires using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date to align existing credit loss methodology with the new standard. The Company will adopt ASU 2016-13 effective April 1, 2020. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is evaluating the impact of the adoption of ASU 2019-12, but does not expect it to have a material impact on income taxes as reported in its consolidated financial statements.